ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
Schedule of Asset Under Development

(in thousands of $)	2016	2015
Purchase price installments	653,378	495,518
Interest costs capitalized	53,985	4,187
Other costs capitalized	24,630	1,317
	731,993	501,022